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                           [Security Capital  Logo]
                               SECURITY CAPITAL
                           Real Estate Mutual Funds

                                  May 4, 1999



EDGAR FILING
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United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Security Capital Real Estate Mutual Funds Incorporated
          (File Nos. 333-20649 and 811-8033)
          ------------------------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), this letter serves to certify that the prospectus and statement of additional information would have been filed pursuant to Rule 497(c) under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 11 to Registrant's registration statement on Form N-1A, Amendment No. 13 under the Investment Company Act of 1940, filed with the Securities and Exchange Commission ("SEC") electronically on April 30, 1999.

                                       Very truly yours,

                                       /s/ Anthony R. Manno, Jr.

                                       Anthony R. Manno, Jr.
                                       Chairman, Managing Director and President

cc:  H.R. Hallock, Jr.




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